Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Total benefits included in accumulated other comprehensive income, before tax	$ (84.8)	$ (112.1)
Total benefits included in accumulated other comprehensive income, after tax	(69.2)	(86.6)
Total expected amortization from accumulated other comprehensive income for the year ended December 31, 2013	4.6
Pension Benefits [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	432.4	317.7	275.9
Net benefit plan expense (income) [Abstract]
Service cost	9.9	2.9	3.1
Interest cost	17.2	14.9	15.9
Expected return on plan assets	(21.7)	(17.9)	(18.2)
Amortization of prior service credits	(1.6)	(0.2)	0
Amortization of losses (gains)	7.9	5.9	5.8
Settlement loss	0	4.5	0
Other	0	1.5	0.3
Total net benefit plan expense (income)	11.7	11.6	6.9
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Prior service credits before tax	21.7	0.5
Prior service credits after tax	17.4	0.4
Actuarial gain (losses), net before tax	(118.6)	(125.6)
Actuarial gain (losses), net after tax	(94.3)	(95.2)
Expected Amortization, Prior service credits	(2.5)
Expected Amortization, Actuarial gain (losses), net	9.0
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	387.0	297.1
Service cost	9.9	2.9	3.1
Interest cost	17.2	14.9	15.9
Plan participants' contributions	1.0	0.8
Actuarial losses (gains)	12.0	43.9
Exchange rate changes	5.1	13.9
Benefits and expenses paid from plan assets	(14.5)	(9.2)
Plan amendments	(21.6)	0
Acquisitions	67.3	0
Settlements	0	(14.7)
Other	25.1	37.4
Benefit obligation at end of year	488.5	387.0	297.1
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at beginning of year	317.7	275.9
Actual return on plan assets	41.1	23.3
Company contributions	13.6	12.3
Plan participants' contributions	1.0	0.8
Exchange rate changes	6.2	12.7
Benefits and expenses paid from plan assets	(14.5)	(9.2)
Acquisitions	46.3	0
Settlements	0	(14.7)
Other	21.0	16.6
Unfunded status of defined benefit plan [Abstract]
Underfunded status at end of year - Current	(1.1)	(0.9)
Underfunded status at end of year - Non-current	(55.0)	(68.4)
Underfunded status at end of year	(56.1)	(69.3)
Actual asset investment allocations [Abstract]
Expected contributions to plan assets for the next fiscal year	21.6
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs [Roll Forward]
Balance at beginning of the year	28.3	19.7
Purchases/Sales, net	7.2	7.7
Other plan additions	67.5	0
Actual return on plan assets	3.1	0.2
Currency impact	(1.4)	0.7
Balance at end of the year	104.7	28.3	19.7
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined benefit plan, plans with benefit obligations in excess of plan assets, aggregate fair value of plan assets	96.5	312.3
Defined benefit plans with accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets	42.4	18.4
Defined benefit plan pension plans with projected benefit obligations in excess of plan assets aggregate projected benefit obligation	172.1	381.5
Defined benefit plan pension plans with accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation	83.7	53.5
Total accumulated benefit obligation for defined benefit pension plans	434.5	331.2
Future expected benefit payments [Abstract]
Year ended December 31, 2014	15.3
Year ended December 31, 2015	16.6
Year ended December 31, 2016	17.3
Year ended December 31, 2017	18.1
Year ended December 31, 2018	19.3
Year ended December 31, 2019 - 2023	110.4
Pension Benefits [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	1.6	1.6
Pension Benefits [Member] | Equity Securities [Member] | US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	83.0	65.5
Pension Benefits [Member] | Equity Securities [Member] | Non-US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	125.4	98.1
Pension Benefits [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	92.0	30.1
Pension Benefits [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	25.7	94.1
Pension Benefits [Member] | Alternative Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	90.6	15.6
Pension Benefits [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	14.1	12.7
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	1.6	1.6
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	1.6	1.6
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Alternative Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	326.1	287.8
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	83.0	65.5
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	125.4	98.1
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	92.0	30.1
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	25.7	94.1
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Alternative Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	104.7	28.3
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Alternative Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	90.6	15.6
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	14.1	12.7
U. S. Pension Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)	2.75%	3.50%
Measurement date	01/01/13	01/01/12
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)	3.75%	2.75%
Health care cost trend rate (in hundredths)	0.00%	0.00%
Measurement date	12/31/13	12/31/12
U. S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosures [Line Items]
Fair value of plan assets	0	0	0
Net benefit plan expense (income) [Abstract]
Service cost	0	0	0
Interest cost	0.3	0.5	0.6
Expected return on plan assets		0	0
Amortization of prior service credits	(1.1)	(1.3)	(1.3)
Amortization of losses (gains)	(1.0)	(0.9)	(0.9)
Settlement loss	0	0	0
Other	0	0	0
Total net benefit plan expense (income)	(1.8)	(1.7)	(1.6)
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Prior service credits before tax	3.1	4.3
Prior service credits after tax	2.0	2.7
Actuarial gain (losses), net before tax	9.0	8.7
Actuarial gain (losses), net after tax	5.7	5.5
Expected Amortization, Prior service credits	(0.8)
Expected Amortization, Actuarial gain (losses), net	(1.1)
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	12.6	14.1
Service cost	0	0	0
Interest cost	0.3	0.5	0.6
Plan participants' contributions	0	0
Actuarial losses (gains)	(1.2)	(0.9)
Exchange rate changes	0	0
Benefits and expenses paid from plan assets	(1.2)	(1.2)
Plan amendments		0.1
Acquisitions		0
Settlements	0	0
Other	0	0
Benefit obligation at end of year	10.5	12.6	14.1
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	1.2	1.2
Plan participants' contributions	0	0
Exchange rate changes	0	0
Benefits and expenses paid from plan assets	(1.2)	(1.2)
Acquisitions	0	0
Settlements	0	0
Other	0	0
Unfunded status of defined benefit plan [Abstract]
Underfunded status at end of year - Current	(1.5)	(1.6)
Underfunded status at end of year - Non-current	(9.0)	(11.0)
Underfunded status at end of year	(10.5)	(12.6)
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)	2.75%	3.50%
Measurement date	01/01/13	01/01/12
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)	3.75%	2.75%
Health care cost trend rate (in hundredths)	7.50%	8.00%
Measurement date	12/31/13	12/31/12
Ultimate health care cost trend rate (in hundredths)	5.00%
Year that rate reaches ultimate trend rate	2019
Future expected benefit payments [Abstract]
Year ended December 31, 2014	1.5
Year ended December 31, 2015	1.4
Year ended December 31, 2016	1.3
Year ended December 31, 2017	1.1
Year ended December 31, 2018	1.0
Year ended December 31, 2019 - 2023	3.6
Foreign Pension Plans [Member]
Assumptions related to net benefit costs [Abstract]
Measurement date	01/01/13	01/01/12
Assumptions related to end-of-period benefit obligations [Abstract]
Measurement date	12/31/13	12/31/12
Foreign Pension Plans [Member] | Minimum [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)	2.25%	5.00%
Expected return on plan assets (in hundredths)	3.50%	4.75%
Rate of compensation increase (in hundredths)	3.00%	3.00%
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)	3.50%	2.25%
Rate of compensation increase (in hundredths)	2.25%	3.00%
Foreign Pension Plans [Member] | Maximum [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)	6.75%	5.75%
Expected return on plan assets (in hundredths)	6.75%	6.50%
Rate of compensation increase (in hundredths)	4.50%	4.25%
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)	5.25%	6.75%
Rate of compensation increase (in hundredths)	4.50%	4.50%
U.K. Pension Plan [Member]
Actual asset investment allocations [Abstract]
Defined benefit plan assets for plan benefits United Kingdom percentage (in hundredths)	78.00%
U.K. Pension Plan [Member] | Fixed Income Debt Securities [Member]
Actual asset investment allocations [Abstract]
Future target allocation (in hundredths)	40.00%
U.K. Pension Plan [Member] | Real Estate and Other [Member]
Actual asset investment allocations [Abstract]
Future target allocation (in hundredths)	5.00%
U.K. Pension Plan [Member] | Equity Securities [Member]
Actual asset investment allocations [Abstract]
Actual plan assets allocation (in hundredths)	60.00%	54.00%	53.00%
Future target allocation (in hundredths)	55.00%
U.K. Pension Plan [Member] | Fixed Income Debt Securities, Cash and Other [Member]
Actual asset investment allocations [Abstract]
Actual plan assets allocation (in hundredths)	40.00%	46.00%	47.00%
Foreign Postretirement Benefit Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)	0.00%	0.00%
Expected return on plan assets (in hundredths)	0.00%	0.00%
Rate of compensation increase (in hundredths)	0.00%	0.00%
Measurement date	0	0
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)	0.00%	0.00%
Rate of compensation increase (in hundredths)	0.00%	0.00%
Measurement date	0	0
Defined Contribution Plans [Member]
Retirement Savings Plan [Abstract]
Percentage of defined pay the Company contributes on behalf of each eligible employee's retirement plan account (in hundredths)	3.00%
Vesting period for the company's retirement contributions	3 years
Matching contribution percentage each employee is eligible to receive (of the first 6% of pay contributed) (in hundredths)	100.00%
Percentage of employee contribution eligible for the company's matching contribution (in hundredths)	6.00%
Expense under Retirement Savings Plan	76.7	69.5	57.7
Expense with respect to these various defined contribution and government-mandated plans	$ 82.9	$ 60.0	$ 57.9